Lease liabilities - Amounts recognized in consolidated statement of profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Interest on lease liabilities	$ 1,333	$ 555
Depreciation on ROU assets	4,453	2,077
Amounts recognized in consolidated statement of profit or loss and other comprehensive income	$ 5,786	$ 2,632